Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001605803
Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018